Property and equipment	12 Months Ended
Dec. 31, 2017
Property and equipment [Abstract]
Property and equipment

28.  Property and equipment

a)  Composition of property and equipment by class

	R$ thousand
	Annual rate	Cost	Accumulated depreciation	Net
Buildings	4%	2,153,407	(483,266)	1,670,141
Land	-	982,720	-	982,720
Installations, properties and equipment for use	10%	5,450,939	(2,667,455)	2,783,484
Security and communication systems	10%	349,228	(213,879)	135,349
Data processing systems	20%	3,950,625	(2,329,028)	1,621,597
Transportation systems	20%	86,705	(48,246)	38,459
Financial leasing of data processing systems	20%	3,431,868	(2,231,143)	1,200,725
Balance on December 31, 2017		16,405,492	(7,973,017)	8,432,475

Buildings	4%	2,153,351	(454,426)	1,698,925
Land	-	1,027,535	-	1,027,535
Installations, properties and equipment for use	10%	5,187,160	(2,314,715)	2,872,445
Security and communication systems	10%	325,835	(192,974)	132,861
Data processing systems	20%	3,504,229	(2,067,981)	1,436,248
Transportation systems	20%	86,639	(40,034)	46,605
Financial leasing of data processing systems	20%	3,229,513	(2,047,016)	1,182,497
Balance on December 31, 2016		15,514,262	(7,117,146)	8,397,116

Depreciation charges in 2017 amounted to R$ 1,237,328 thousand (2016 - R$ 1,141,636 thousand).

We enter into finance lease agreements as a lessee for data processing equipment, which are recorded as leased equipment in property and equipment. According to this accounting method, both the asset and the obligation are recognized in the consolidated financial statements and the depreciation of the asset is calculated based on the same depreciation policy as for similar assets. See Note 38 for disclosure of the obligation.

b)      Change in property and equipment by class

	R$ thousand
	Buildings	Land	Installations, properties and equipment for use	Security and communications systems	Data processing systems (1)	Transportation systems	Total
Balance on December 31, 2016	1,698,925	1,027,535	2,872,445	132,861	2,618,745	46,605	8,397,116
Additions	117,888	41,777	754,606	31,134	947,314	4,926	1,897,645
Write-offs	(53,151)	(86,592)	(323,217)	(2,540)	(86,469)	(100)	(552,069)
Impairment	(73,568)	-	(502)	(1,836)	(3,288)	-	(79,194)
Depreciation	(28,840)	-	(521,663)	(24,270)	(649,583)	(12,972)	(1,237,328)
Transfer	8,887	-	1,815	-	(4,397)	-	6,305
Balance on December 31, 2017	1,670,141	982,720	2,783,484	135,349	2,822,322	38,459	8,432,475

Balance on December 31, 2015	582,602	448,020	2,788,330	59,086	1,556,160	70,237	5,504,435
Balance originating from an acquired institution (2)	752,619	586,971	320,949	77,196	60,065	-	1,797,800
Additions	81,809	897	974,089	22,721	1,696,318	3,487	2,779,321
Write-offs	(30,341)	(8,353)	(402,316)	(4,804)	(62,386)	(1,627)	(509,827)
Impairment	-	-	-	-	(20,543)	(12,434)	(32,977)
Depreciation	(30,179)	-	(466,192)	(21,338)	(610,869)	(13,058)	(1,141,636)
Transfer	342,415	-	(342,415)	-	-	-	-
Balance on December 31, 2016	1,698,925	1,027,535	2,872,445	132,861	2,618,745	46,605	8,397,116

(1)   Includes financial lease of data processing systems; and

(2)   HSBC Brasil.